Financial risk management and financial instruments - Statement of Financial Position and Income Statement Impact (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Derivatives and financial guarantees
Financial risk management and financial instruments
Financial assets	R 868	R 2,323
Financial liabilities	(7,127)	(5,173)
Derivatives
Financial risk management and financial instruments
Financial assets	868	2,323
Financial liabilities	(7,127)	(5,073)
Net gain/(loss) on derivative instruments	(18,325)	2,282	R (6,997)
Interest rate swap
Financial risk management and financial instruments
Financial liabilities		(2,103)
Net gain/(loss) on derivative instruments	1,029	(37)	(101)
Crude oil put options
Financial risk management and financial instruments
Financial assets		46
Financial liabilities		(46)
Net gain/(loss) on derivative instruments		(1,545)	(153)
Crude oil zero cost collar
Financial risk management and financial instruments
Financial assets	17
Financial liabilities	(6,176)	(1,126)
Net gain/(loss) on derivative instruments	(11,349)	(1,871)	(157)
Crude oil swap options
Financial risk management and financial instruments
Financial liabilities		(1,175)
Net gain/(loss) on derivative instruments	(5,140)	(1,267)	(160)
Crude oil futures
Financial risk management and financial instruments
Financial assets	25
Financial liabilities		(20)
Net gain/(loss) on derivative instruments	(1,049)	(774)	538
Ethane swap options
Financial risk management and financial instruments
Financial assets		156
Net gain/(loss) on derivative instruments	279	680	(732)
Coal swap options
Financial risk management and financial instruments
Financial liabilities	(112)
Net gain/(loss) on derivative instruments	691
Other commodity derivatives
Financial risk management and financial instruments
Financial assets	61	9
Financial liabilities	(53)	(49)
Net gain/(loss) on derivative instruments	(593)
Foreign exchange contracts
Financial risk management and financial instruments
Financial assets	68	75
Financial liabilities	(50)	(40)
Net gain/(loss) on derivative instruments	(677)	1,011	(372)
Foreign exchange zero cost collars
Financial risk management and financial instruments
Financial assets	76	1,150
Financial liabilities	(454)
Net gain/(loss) on derivative instruments	(1,580)	4,027	(4,298)
Other foreign exchange derivatives
Financial risk management and financial instruments
Financial assets	621	887
Financial liabilities	(282)	(514)
Net gain/(loss) on derivative instruments	R 64	2,058	R (1,562)
Financial guarantees
Financial risk management and financial instruments
Financial liabilities		R (100)